Fair Value Measurements And Disclosure (Effect Of Derivatives On The Consolidated Statements Of Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on interest rate swaps	$ (6)	$ 58	$ (12)
Gain (Loss) on long-term debt	6	(58)	12
Cross-currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in accumulated OCI	(378)	(1,066)	(825)
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in accumulated OCI	3	10	51
Foreign exchange contracts | Other income (expense) - net
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated OCI into income	(3)	6	39
Interest rate locks
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in accumulated OCI	(648)	(84)	0
Interest rate locks | Interest income (expense)
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated OCI into income	$ (84)	$ (63)	$ (58)